Fees Summary	Sep. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,347,000
Previously Paid Amount	0.00
Total Fee Amount	512.43
Total Offset Amount	0.00
Net Fee	512.43
Narrative - Max Aggregate Offering Price	$ 3,347,000
Final Prospectus	true